Related Party Transactions - Schedule of Amounts Receivable or Payable (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 27, 2012
Net Receivable (Payable)
Net Receivable (Payable)	$ 3,307,000	$ (62,355,000)
Altisource [Member]
Net Receivable (Payable)
Net Receivable (Payable)	(4,909,000)	(3,843,000)	$ 75,000,000
HLSS [Member]
Net Receivable (Payable)
Net Receivable (Payable)	7,884,000	(59,505,000)
AAMC [Member]
Net Receivable (Payable)
Net Receivable (Payable)	232,000	943,000
Residential [Member]
Net Receivable (Payable)
Net Receivable (Payable)	$ 100,000	$ 50,000